Annual Total Returns - BlackRock Advantage ESG U.S. Equity Fund (Class K) [BarChart] - Class K - BlackRock Advantage ESG U.S. Equity Fund - Class K Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2016	14.37%
Annual Return 2017	21.53%
Annual Return 2018	(5.47%)
Annual Return 2019	31.33%